Retirement Plan - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan, description	This plan covered all full-time employees that have been employed at least two of the immediately preceding five years and are over 21 years old.	This plan covered all full-time employees that have been employed at least two of the immediately preceding five years and were over 21 years old.
Company contribution of each employee, percent	15.00%	15.00%
Contribution by employer	$ 135,000	$ 135,000	$ 181,000